Exhibit 99.1

World Omni Auto Receivables Trust 2025-B

Monthly Servicer Certificate

October 31, 2025

Dates Covered
Collections Period	10/01/25 - 10/31/25
Interest Accrual Period	10/15/25 - 11/16/25
30/360 Days	30
Actual/360 Days	33
Distribution Date	11/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/25	992,800,857.38	40,493
Yield Supplement Overcollateralization Amount 09/30/25	52,306,964.27	0
Receivables Balance 09/30/25	1,045,107,821.65	40,493
Principal Payments	38,414,697.75	868
Defaulted Receivables	1,546,533.24	41
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/25	49,570,088.33	0
Pool Balance at 10/31/25	955,576,502.33	39,584

Pool Statistics	$ Amount	# of Accounts
Pool Factor	78.42%
Prepayment ABS Speed	1.81%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	9,001,859.22	360
Past Due 61-90 days	3,689,362.67	111
Past Due 91-120 days	679,901.24	24
Past Due 121+ days	0.00	0
Total	13,371,123.13	495

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	850,417.17
Aggregate Net Losses/(Gains) - October 2025	696,116.07
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.80%
Prior Net Losses/(Gains) Ratio	0.91%
Second Prior Net Losses/(Gains) Ratio	0.92%
Third Prior Net Losses/(Gains) Ratio	0.40%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.23%

Overcollateralization Target Amount	8,600,188.52
Actual Overcollateralization	8,600,188.52
Weighted Average Contract Rate	6.59%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	56.02

Flow of Funds	$ Amount
Collections	44,969,487.30
Investment Earnings on Cash Accounts	35,568.53
Servicing Fee	(870,923.18)
Transfer to Collection Account	-
Available Funds	44,134,132.65

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,526,580.27
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	10,089,147.33
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,600,188.52
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,718,216.53

Total Distributions of Available Funds	44,134,132.65

Servicing Fee	870,923.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 10/15/25	983,865,649.66
Principal Paid	36,889,335.85
Note Balance @ 11/17/25	946,976,313.81

Class A-1
Note Balance @ 10/15/25	30,955,649.66
Principal Paid	30,955,649.66
Note Balance @ 11/17/25	0.00
Note Factor @ 11/17/25	0.0000000%

Class A-2a
Note Balance @ 10/15/25	220,000,000.00
Principal Paid	3,199,536.67
Note Balance @ 11/17/25	216,800,463.33
Note Factor @ 11/17/25	98.5456652%

Class A-2b
Note Balance @ 10/15/25	188,000,000.00
Principal Paid	2,734,149.52
Note Balance @ 11/17/25	185,265,850.48
Note Factor @ 11/17/25	98.5456651%

Class A-3
Note Balance @ 10/15/25	408,000,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	408,000,000.00
Note Factor @ 11/17/25	100.0000000%

Class A-4
Note Balance @ 10/15/25	82,330,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	82,330,000.00
Note Factor @ 11/17/25	100.0000000%

Class B
Note Balance @ 10/15/25	36,380,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	36,380,000.00
Note Factor @ 11/17/25	100.0000000%

Class C
Note Balance @ 10/15/25	18,200,000.00
Principal Paid	0.00
Note Balance @ 11/17/25	18,200,000.00
Note Factor @ 11/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,526,580.27
Total Principal Paid	36,889,335.85
Total Paid	40,415,916.12

Class A-1
Coupon	4.46100%
Interest Paid	126,585.39
Principal Paid	30,955,649.66
Total Paid to A-1 Holders	31,082,235.05

Class A-2a
Coupon	4.38000%
Interest Paid	803,000.00
Principal Paid	3,199,536.67
Total Paid to A-2a Holders	4,002,536.67

Class A-2b
SOFR Rate	4.23367%
Coupon	4.70367%
Interest Paid	810,599.13
Principal Paid	2,734,149.52
Total Paid to A-2b Holders	3,544,748.65

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.9075366
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	30.4139102
Total Distribution Amount	33.3214468

A-1 Interest Distribution Amount	0.4868669
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	119.0601910
Total A-1 Distribution Amount	119.5470579

A-2a Interest Distribution Amount	3.6500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	14.5433485
Total A-2a Distribution Amount	18.1933485

A-2b Interest Distribution Amount	4.3116975
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	14.5433485
Total A-2b Distribution Amount	18.8550460

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	273.50
Noteholders' Third Priority Principal Distributable Amount	493.37
Noteholders' Principal Distributable Amount	233.13

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/25	3,032,278.96
Investment Earnings	10,330.09
Investment Earnings Paid	(10,330.09)
Deposit/(Withdrawal)	-
Balance as of 11/17/25	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96